Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Details of Other Expense Income Net

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
Sales of credit rights (i)	410,000	—	1,039,966
Tax extemporary credits (ii)	165,398	199,027	—
Gain on price cause indemnity	50,284	—	—
Revenue from sale of scrap	45,566	45,952	41,040
Indemnity (iii)	—	726,000	—
Insurance reimbursement scrap	—	5,345	22,804
Impairment	—	(72,448)	—
Loss on disposal of non-current assets and intangibles	(35,274)	(956)	(32,294)
Depreciation of rights-of-use (iv)	(40,545)	—	—
Net effect of legal proceedings, recoverable and tax installments	(105,153)	(115,383)	(172,659)
Other	(85,590)	(40,255)	(9,082)

	404,686	747,282	889,775

(i)
On September 19, 2019, Cosan S.A. entered into a definitive agreement with Jus Capital Gestão de Recursos Ltda. for the purchase and sale of credit rights arising from severance claims filed against the Brazilian federal government, which was required to pay compensation for material damages resulting from the fixing of sugar and alcohol prices below their cost of production. The total amount involved amounts to R$410,000 plus additional payments applicable to 95% of the difference between the net amount received in connection with Brazilian federal government credit rights for assignment, net of return of assignees on a basis of R$410,000, resulting from (i) indemnity claims, applied to the condemnation of the Brazilian federal government due to the fixing of prices of sugar and alcohol below their cost of production; and (ii) additional payments related to the assignment of credit rights executed on December 21, 2017 and the application of 95% of the net difference received by the Brazilian federal government credit rights for assignment, net of return of assignees.

(ii)	Gain on the exclude ICMS from PIS and COFINS tax basis (Note 6).
(iii)	In 2018, Comgás and the supplier Petrobras settled judicial dispute that were not related to the cost of gas. As a result was recognized an indemnification in the net amount of R$ 726,000 (Note 5.7).
(iv)	Depreciation cost of the Malha Central grant.